Summary of Significant Accounting Policies - Additional Information (Detail) - CAD CAD in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Percentage interest in other entities		0.00%
Galore Creek Partnership [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation		50.00%
Fort Hills Energy Limited Partnership [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation		20.89%
Consideration for increased portion of ownership interest		CAD 120
Fort Hills Energy Limited Partnership [member] | Major purchases of assets [member]
Disclosure of significant accounting policies [line items]
Consideration for increased portion of ownership interest	CAD 25
Percentage increase in ownership of joint operation	0.19%
Waneta Dam [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation		66.70%
Antamina [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation		22.50%
Nueva Union [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation		50.00%
Bottom of range [member] | Fort Hills Energy Limited Partnership [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation		20.00%
Top of range [member] | Fort Hills Energy Limited Partnership [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation		20.89%
Top of range [member] | Fort Hills Energy Limited Partnership [member] | Major purchases of assets [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation	21.08%